Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events
19.	SUBSEQUENT EVENTS

The Company has evaluated events and transactions after the balance sheet date and, through the date the consolidated financial statements were issued and believes that all relevant disclosures have been included herein and there are no other events which require recognition or disclosure in the accompanying consolidated financial statements, other than disclosed herein.

Since June 30, 2013, the Company has placed 52.5 million shares raising US$2,625,000 less costs of US$25,000 and drawn down a financing facility of A$700,000.

19.       SUBSEQUENT EVENTS

The Company has evaluated events and transactions after the balance sheet date through the date the consolidated financial statements were issued and believes that all relevant disclosures have been included herein and there are no other events which require recognition or disclosure in the accompanying consolidated financial statements, other than disclosed herein.

On January 16, 2013 the Company announced that it has placed 150 million shares of Common Stock at a price of 5 cents per share raising $7.5 million. Closing of 45 million shares for US$2,250,000 occurred on February 20, 2013. Further, following the placement of shares, the Company intends to undertake a rights issue of shares of Common Stock on a pro-rata basis, to all stockholders, at 5 cents per share.

On January 18, 2013 the Company announced that it has entered into an agreement to sell 24 million ordinary shares (approximately 16.9%) in MED at a price of 21 cents per share which amounts to A$5.04 million, which will close in 60 days; and on March 12, 2013, it entered into two further contracts to sell a total of 35 million ordinary shares (approximately 19.9% in MED at a price of A$0.22 per share, which will close in 10 business days. Following closing, Legend will hold less than a 1% interest in MED. Funds raised by the placement, the sale of assets and from the rights issue will be used in the development of the phosphate operations, to retire debt and for working capital purposes.

As a result of the reduction in ownership in the investment in MED, the Company expects it will deconsolidate MED in 2013. The net assets of MED included in the accompanying balance sheet are summarised as follows:

A$000s
Total assets	18,671
Total liabilities	(2,042)
Non Controlling Interests	(13,018)
Net assets	3,611

Total assets noted above includes the A$14,095,000 mineral rights and A$1,093,000 of goodwill.

On January 31, 2013, MED announced it has reached an agreement with Innopac Holdings Limited (Innopac) under which Innopac agrees to make a scrip-for-scrip off-market takeover to acquire all of the shares in MED (the Transaction).

Under the Transaction, Innopac will offer 1.67 Innopac shares for every one MED share. This equates to A$0.28 per MED share (based on S$0.2145 per Innopac share which is the weighted average price for trades of Innopac’s shares done on the SGX-ST Mainboard for 7 consecutive trading days prior to and including January 30, 2013, being the day on which the Takeover Bid Implementation Deed was executed, and at an exchange rate of A$1.00 to S$1.28) and represents a premium of approximately 36.59% over the closing price of A$0.205 on January 30, 2013.

The Transaction is unanimously recommended by the Directors of MED, in the absence of a superior proposal.

Subject to compliance with any law and regulatory approvals, Innopac has agreed to use best endeavours to establish a share sale facility for MED shareholders who accept the offer but do not wish to hold Innopac shares, up to an agreed cap.

Innopac has been listed on the Singapore Stock Exchange mainboard since 1983, and is an investment holding and management company headquartered in Singapore. Its present investments are in telecommunications, investment properties and equities. Innopac is continually looking for new investments that will contribute to and increase its shareholders’ value.

The Offer will be subject to a number of conditions which are contained in attachment 1 (defined terms have the meaning given to them in the Takeover Bid Implementation Deed) of the announcement on the Company’s website.

The Takeover Bid Implementation Deed also contains:

●	no shop, no talk, notification and matching rights in favour of Innopac; and

●	a break fee payable by each of Innopac and MED in certain circumstances.

Innopac and MED expect that the Bidder’s Statement and Target’s Statement in relation to the Offer will be sent to MED Shareholders in March 2013.

On March 1, 2013, shareholders representing more than 50% of the issued shares of Common Stock of Legend approved a resolution to increase the authorized shares of common stock to 1,270,000,000 shares of common stock consisting of 1,250,000,000 shares of Common Stock having a par value of $.001 per shares and 20,000,000 shares of Preferred Stock having a par value of $.001 per share and to be issued in such series and to have such rights, preferences, and designation as determined by the Board of Directors of the Corporation.